Income Tax - Schedule of Net Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	€ 144,427	€ 147,080
Deferred tax liabilities, gross	296,300	277,966
Offsetting deferred tax assets	(132,871)	(146,963)
Offsetting deferred tax liabilities	(132,871)	(146,963)
Deferred tax assets on balance sheet	11,556	117
Deferred tax liabilities on balance sheet	163,429	131,003	€ 109,794
Trade Receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	49	45
Deferred tax liabilities, gross	155	149
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	60,608	64,093
Deferred tax liabilities, gross	3,390	4,385
Other Current Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	73	79
Deferred tax liabilities, gross	5,134	2,413
Property, Plant and Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	3,073	6,712
Deferred tax liabilities, gross	10,676	9,580
Right-of-use Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, gross	46,332	45,681
Intangible Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, gross	220,607	204,456
Other Current Financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	11,567	12,025
Other Current Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	794	2,450
Deferred tax liabilities, gross	1,637	926
Current Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	14,420	10,103
Deferred tax liabilities, gross	1,837	3,012
Other Non-current Financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	39,958	37,712
Deferred tax liabilities, gross	6,532	7,364
Tax Loss and Interest Carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	€ 13,885	€ 13,861